Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Time Deposit Maturities, Next Twelve Months	$ 105,493
Time Deposit Maturities, Year Two	48,688
Time Deposit Maturities, Year Three	31,307
Time Deposit Maturities, Year Four	15,980
Time Deposit Maturities, Year Five	9,961
Time Deposits, Total	211,429	211,260
Time Deposits, $100,000 or More	79,636	71,311
Deposits, total	541,182	524,425
Major Customer Deposits [Member]
Deposits, total	$ 30,853